Discontinued Operations Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Description and Timing of Disposal										On June 20, 2018, NWN Gas Storage, our wholly owned subsidiary, entered into a Purchase and Sale Agreement (the Agreement) that provides for the sale by NWN Gas Storage of all of the membership interests in Gill Ranch. The Agreement provides for an initial cash purchase price of $25 million (subject to a working capital adjustment), plus potential additional payments to NWN Gas Storage of up to $26.5 million in the aggregate if Gill Ranch achieves certain economic performance levels for the first three full gas storage years (April 1 of one year through March 31 of the following year) occurring after the closing and the remaining portion of the gas storage year during which the closing occurs. We expect the transaction to close within 12 months of signing and in 2019. The closing of the transaction is subject to approval by CPUC and other customary closing conditions.
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Discontinued operations - current assets	$ 3,057				$ 2,960					$ 3,057	$ 2,960
Discontinued operations - non-current assets	10,817				207,455					10,817	207,455
Total assets	3,039,746				3,079,801					3,039,746	3,079,801
Discontinued operations - current liabilities	1,593				1,231					1,593	1,231
Discontinued operations - non-current liabilities	12,043				12,287					12,043	12,287
Discontinued Operation, Income Statement Disclosures [Abstract]
Loss from discontinued operations, net of tax	$ (124,655)	$ (608)	$ (1,346)	$ (1,087)	$ (1,345)	$ (535)	$ (774)	$ (870)		(127,696)	(3,524)	$ (6,323)
Loss from discontinued operations per share of common stock
Basic	$ (4.34)	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.02)	$ (0.03)	$ (0.03)
Diluted	$ (4.33)	$ (0.02)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.02)	$ (0.03)	$ (0.03)
Gill Ranch [Member]
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Accounts receivable	$ 2,126				$ 1,944					2,126	1,944
Inventories	396				366					396	366
Other current assets	535				650					535	650
Discontinued operations - current assets	3,057				2,960					3,057	2,960
Property, plant, and equipment	10,816				235,676					10,816	235,676
Accumulated Depreciation on Property, Plant and Equipment	0				28,475					0	28,475
Other non-current assets	1				254					1	254
Discontinued operations - non-current assets	10,817				207,455					10,817	207,455
Accounts payable	1,287				742					1,287	742
Other current liabilities	306				489					306	489
Discontinued operations - current liabilities	1,593				1,231					1,593	1,231
Other non-current liabilities	12,043				12,287					12,043	12,287
Discontinued operations - non-current liabilities	12,043				12,287					12,043	12,287
Gill Ranch [Member] | Discontinued Operations, Held-for-sale [Member]
Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues										7,135	7,794	5,903
Operations and maintenance										7,245	6,643	6,172
General taxes										1,373	1,295	1,319
Depreciation and amortization										4,525	4,685	5,201
Other expenses and interest										975	992	3,687
Impairment expense										192,478	0	0
Total expenses										206,596	13,615	16,379
Loss from discontinued operations before income tax										(199,461)	(5,821)	(10,476)
Income tax benefit										(71,765)	(2,297)	(4,153)
Loss from discontinued operations, net of tax										$ (127,696)	$ (3,524)	$ (6,323)
Loss from discontinued operations per share of common stock
Basic										$ (4.45)	$ (0.13)	$ (0.23)
Diluted										$ (4.44)	$ (0.13)	$ (0.23)
Gill Ranch [Member] | Discontinued Operations, Held-for-sale or Disposed of by Sale [Member]
Disposal Group, Including Discontinued Operation, Classified Balance Sheet Disclosures [Abstract]
Total assets	13,874				210,415					$ 13,874	$ 210,415
Total discontinued operations liabilities	$ 13,636				$ 13,518					$ 13,636	$ 13,518
Pacific Gas and Electric Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percent Ownership In Joint Project	25.00%									25.00%
Gill Ranch [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percent Ownership In Joint Project	75.00%									75.00%
Scenario, Forecast [Member] | Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses									$ 25,000
Scenario, Forecast [Member] | Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses									$ 26,500